UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.



                               THE ADVISORS'
                               INNER CIRCLE FUND



--------------------------------------------------------------------------------

                               COMMERCE CAPITAL TREASURY OBLIGATIONS
                               MONEY MARKET FUND
                               ANNUAL REPORT
                               OCTOBER 31, 2006



                                 [Logo Omitted]

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter to Shareholders....................................................     1
Schedule of Investments...................................................     2
Statement of Assets and Liabilities......................................      4
Statement of Operations...................................................     5
Statement of Changes in Net Assets........................................     6
Financial Highlights......................................................     7
Notes to Financial Statements ............................................     9
Report of Independent Registered Public Accounting Firm...................    15
Disclosure of Fund Expenses...............................................    16
Trustees and Officers of The Advisors' Inner Circle Fund..................    18
Approval of Investment Advisory Agreement.................................    26
Notice to Shareholders....................................................    29
--------------------------------------------------------------------------------




The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
October 31, 2006

Dear Shareholder:

We are pleased to provide you with the annual report for the Commerce Capital Treasury Obligations Money Market Fund (the "Fund") for the year ended October 31, 2006.

The Federal Open Market Committee ("FOMC") continued to increase the target Fed Funds rate for most of the year under review. However, this key rate has been maintained at 5.25% since the June 29, 2006, meeting. In subsequent meetings, the Fed has indicated any further action would be dependent on future economic data.

With third quarter GDP at 1.6%, it appears that the economy is in a period of decelerating growth, largely caused by the weakness in the housing market. The Federal Reserve ("Fed"), however, is still on inflation watch, with annual inflation currently at 2.4%, as measured by its preferred index. The labor market remains solid, with the unemployment rate dropping to 4.4% in October and jobs being created at a reasonable pace. In the meantime, the price of crude oil has dropped to below $60 per barrel from a high of $77.03 in July.

During the past year, yields rose in response to the increases in the Fed Funds rate, most noticeably in the short end of the yield curve. The yield curve was inverted at the Fund's fiscal year end, with three month Treasury Bills yielding 5.07%, while the ten year Treasury Note yielded 4.60%. The curve remains inverted as of this writing.

As always, the primary focus of our investment strategy for the Fund is credit quality and liquidity. We will look to increase the yield on the Fund by strategically purchasing higher yielding permissible securities currently available in the market place, including repurchase agreements. The yield of the Fund will continue to be impacted by the Federal Reserve's monetary policy. We believe the Fed may keep the Fed Funds rate at 5.25% into 2007. Whether the Fed effects any rate cuts in the near future will largely depend on the rate of inflation and the economy's growth prospects. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Fund's objective of preservation of principal and liquidity.

We appreciate your participation in the Commerce Capital Treasury Obligations Money Market Fund.

Sincerely,

/s/Diane Allard

Diane Allard
Vice President/Fund Manager

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)*:
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot Points Follow:

71.6% Repurchase Agreements
28.4% U.S. Treasury Obligations

PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 U.S. TREASURY OBLIGATIONS (A) -- 28.5%
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT       VALUE
                                                         -------      -------
   U.S. Treasury Bills
      5.075%, 11/24/06.............................  $ 60,000,000  $ 59,807,950
      5.093%, 12/14/06.............................    30,000,000    29,822,087
      5.219%, 01/04/07.............................    20,000,000    19,819,200
      5.072%, 02/01/07.............................    30,000,000    29,620,500
      5.089%, 02/15/07.............................    30,000,000    29,561,425
      4.927%, 03/22/07.............................    30,000,000    29,434,825
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $198,065,987)                                              198,065,987
                                                                   ------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 71.7%
--------------------------------------------------------------------------------
   ABN-AMRO,
      5.150%, dated 10/31/06, to be
      repurchased on 11/01/06, repurchase
      price $32,402,891 (collateralized by
      variousU.S. Treasury Bills, ranging
      in par value $2,840,000-$25,000,000,
      5.017%-5.023%, 01/11/07-04/26/07;
      total market value $33,046,906)..............    32,398,256    32,398,256
   Credit Suisse First Boston,
      5.240%, dated 10/31/06, to be
      repurchased on 11/01/06, repurchase
      price $157,108,849 (collateralized
      by various U.S. Treasury Bills,
      ranging in par value $64,389,000-
      $96,995,000, 5.032%-5.140%,
      11/24/06-02/01/07; total market
      value $160,230,690) .........................   157,085,984   157,085,984




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT       VALUE
                                                         -------      -------
   JPMorgan Chase,
      4.800%, dated 10/31/06, to be
      repurchased on 11/01/06, repurchase
      price $3,024,243 (collateralized by
      a U.S. Treasury Bill, par value
      $3,105,000, 5.061%, 12/07/06; total
      market value $3,089,071) ....................  $  3,023,840  $  3,023,840
   Morgan  Stanley,
      5.160%, dated 10/31/06, to be
      repurchased on 11/01/06, repurchase
      price $126,828,673 (collateralized
      by various U.S. Treasury Bills,
      ranging in  par value $21,000-
      $63,294,000, 5.003%-5.074%,
      11/30/06-04/26/07; total market
      value $133,521,611) .........................   126,810,497   126,810,497
   UBS Paine Webber,
      5.200%, dated 10/31/06, to be
      repurchased on 11/01/06, repurchase
      price $180,120,216 (collateralized
      by a U.S. Treasury Note, par value
      $183,800,000, 4.625%, 10/31/11;
      total market value $183,698,904).............   180,094,202   180,094,202
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (COST $499,412,779)..........................                 499,412,779
                                                                   ------------
   TOTAL INVESTMENTS -- 100.2%
      (COST $697,478,766)..........................                $697,478,766
                                                                   ============

    PERCENTAGES ARE BASED ON NET ASSETS OF $696,421,361.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                    OCTOBER 31,
                                                                       2006
                                                                   ------------
ASSETS:
Investments at Value, including repurchase agreements
   of $499,412,779 (Cost $697,478,766)                             $697,478,766
Interest Receivable..............................................        72,092
Prepaid Expenses.................................................        20,844
                                                                   ------------
   Total Assets..................................................   697,571,702
                                                                   ------------
LIABILITIES:
Payable for Income Distribution..................................       671,278
Payable due to Distributor.......................................       201,104
Payable due to Investment Adviser................................       165,910
Payable due to Administrator.....................................        46,334
Chief Compliance Officer Fees Payable.............................        3,567
Payable due to Trustees..........................................         3,515
Other Accrued Expenses...........................................        58,633
                                                                   ------------
   Total Liabilities.............................................     1,150,341
                                                                   ------------
NET ASSETS.......................................................  $696,421,361
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in-Capital..................................................  $696,422,301
Accumulated Net Realized Loss on Investments.....................          (940)
                                                                   ------------
NET ASSETS.......................................................  $696,421,361
                                                                   ============

NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Institutional Class Shares
   (unlimited authorization -- no par value)
   ($173,892,263 / 173,894,372)..................................  $       1.00
                                                                   ============

NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Service Class Shares
   (unlimited authorization -- no par value)
   ($522,529,098 / 522,527,930)..................................  $       1.00
                                                                   ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                        YEAR
                                                                        ENDED
                                                                    OCTOBER 31,
                                                                        2006
                                                                   ------------
INVESTMENT INCOME
Interest Income..................................................   $31,470,523
                                                                   ------------
EXPENSES
Distribution Fees(1).............................................     2,509,908
Investment Advisory Fees.........................................     2,028,586
Administration Fees..............................................       452,776
Trustees' Fees...................................................        14,694
Chief Compliance Officer Fees....................................        14,537
Professional Fees................................................        91,436
Transfer Agent Fees..............................................        46,535
Printing Fees....................................................        36,126
Custodian Fees...................................................        15,014
Registration and Filing Fees.....................................         5,239
Insurance and Other Fees.........................................        32,506
                                                                   ------------
   TOTAL EXPENSES................................................     5,247,357
                                                                   ------------
NET INVESTMENT INCOME............................................    26,223,166
NET REALIZED GAIN ON INVESTMENTS.................................            30
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............   $26,223,196
                                                                   ============


(1)DISTRIBUTION FEES ARE INCURRED BY SERVICE CLASS SHARES ONLY.








THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                       YEAR            YEAR
                                                       ENDED           ENDED
                                                    OCTOBER 31,     OCTOBER 31,
                                                       2006            2005
                                                   -------------  --------------
OPERATIONS:
   Net Investment Income.......................... $  26,223,166  $  12,260,859
   Net Realized Gain on Investments...............            30             --
                                                   -------------  -------------
   Net Increase in Net Assets Resulting
     from Operations                                  26,223,196     12,260,859
                                                   -------------  -------------
DISTRIBUTIONS:
   Net Investment Income
     Institutional Class Shares...................    (7,404,126)    (3,984,085)
     Service Class Shares.........................   (18,819,040)    (8,276,774)
                                                   -------------  -------------
   Total Distributions............................   (26,223,166)   (12,260,859)
                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
     Institutional Class Shares...................   340,294,819    426,880,654
     Service Class Shares.........................   966,086,945  1,025,553,539
   Reinvestment of Distributions
     Institutional Class Shares...................       346,286        406,660
     Service Class Shares.........................    18,819,249      8,278,739
   Redeemed
     Institutional Class Shares...................  (318,709,820)  (423,345,171)
     Administration Class Shares(1)...............            --           (100)
     Service Class Shares.........................  (975,739,830)  (958,842,493)
                                                   -------------  -------------
     Net Institutional Class Shares Transactions..    21,931,285      3,942,143
     Net Administration Class Shares Transactions.            --           (100)
     Net Service Class Shares Transactions........     9,166,364     74,989,785
                                                   -------------  -------------
     Net Increase in Net Assets from
      Capital Share Transactions                      31,097,649     78,931,828
                                                   -------------  -------------
   Total Increase in Net Assets...................    31,097,679     78,931,828

NET ASSETS:
   Beginning of Year..............................   665,323,682    586,391,854
                                                   -------------  -------------
   End of Year (including undistributed net
     investment income of $0 and $0, respectively) $ 696,421,361  $ 665,323,682
                                                   =============  =============

(1)THE FUND'S ADMINISTRATION CLASS CEASED OPERATIONS ON JANUARY 19, 2005.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               INSTITUTIONAL CLASS SHARES
                                         -------------------------------------
                                           YEAR         YEAR          MAY 26,
                                           ENDED        ENDED        2004* TO
                                         OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                           2006         2005          2004
                                         -----------  -----------   -----------

Net Asset Value, Beginning of Period...  $   1.00     $   1.00      $   1.00
                                         --------     --------      --------
Income from Investment Operations:
Net Investment Income..................      0.04         0.02          0.00**
                                         --------     --------      --------
Total from Investment Operations.......      0.04         0.02          0.00**
                                         --------     --------      --------
Dividends:
Net Investment Income..................     (0.04)       (0.02)         0.00**
                                         --------     --------      --------
Total Dividends........................     (0.04)       (0.02)         0.00**
                                         --------     --------      --------
Net Asset Value, End of Period.........  $   1.00     $   1.00      $   1.00
                                         ========     ========      ========
TOTAL RETURN+..........................      4.33%        2.41%+++      0.46%+++
                                         ========     ========      ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000)........  $173,892     $151,961      $148,021
Ratio of Expenses to Average Net Assets      0.40%        0.36%         0.30%++
Ratio of Expenses to Average Net Assets
  (Excluding Fee Waivers)..............      0.40%        0.40%         0.40%++
Ratio of Net Investment Income
  to Average Net Assets................      4.25%        2.35%         1.38%++

  * COMMENCEMENT OF OPERATIONS.
 ** AMOUNT IS LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ ANNUALIZED.
+++ TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISER AND/OR SUB-DISTRIBUTOR DURING THE PERIOD INDICATED.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     SERVICE CLASS SHARES
                                      --------------------------------------------------
                                        YEAR         YEAR         YEAR       JANUARY 10,
                                        ENDED        ENDED        ENDED       2003*, TO
                                      OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                         2006         2005         2004         2003
                                      -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period                 $   1.00     $   1.00     $   1.00     $   1.00
                                      --------     --------     --------     --------
Income from Investment Operations:
Net Investment Income.............        0.04         0.02         0.00**       0.00**
                                      --------     --------     --------     --------
Total from Investment Operations          0.04         0.02         0.00**       0.00**
                                      --------     --------     --------     --------
Dividends:
Net Investment Income.............       (0.04)       (0.02)        0.00**       0.00**
                                      --------     --------     --------     --------
Total Dividends...................       (0.04)       (0.02)        0.00**       0.00**
                                      --------     --------     --------     --------
Net Asset Value, End of Period....    $   1.00     $   1.00     $   1.00     $   1.00
                                      ========     ========     ========     ========
TOTAL RETURN+.....................        3.81%        1.90%+++     0.38%+++     0.28%+++
                                      ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
  End of Period (000).............    $522,529     $513,363     $438,371     $547,656
Ratio of Expenses to
  Average Net Assets .............        0.90%        0.86%        0.75%        0.73%++
Ratio of Expenses to
  Average Net Assets
  (Excluding Fee Waivers) ........        0.90%        0.90%        0.90%        0.92%++
Ratio of Net Investment Income
  to Average Net Assets ..........        3.75%        1.89%        0.35%        0.31%++

  * COMMENCEMENT OF OPERATIONS.
 ** AMOUNT IS LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ ANNUALIZED.
+++ TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISER AND/OR SUB-DISTRIBUTOR DURING THE PERIOD INDICATED.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of one such fund, the Commerce Capital Treasury Obligations Money Market Fund (the "Fund"). The investment objective of the Fund is high current income and preservation of capital while maintaining liquidity. The Fund invests primarily in U.S. Treasury obligations and repurchase agreements involving these obligations. The Fund currently offers two classes of shares: Institutional Class Shares and Service Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class-specific expenses are borne by that class. Income, non-class-specific expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Commerce Bank, N.A. Corporate Trust Department serves as the Sub-Distributor and Shareholder Servicing Agent for the Service Class Shares. The Fund has adopted a Distribution Plan (the "Plan") relating to the Service Class Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment of fees to the Distributor at an

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
annual rate of 0.50% of the Fund's average daily net assets of the Service Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

The Sub-Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.20% of the Fund's average daily net assets of the Service Class Shares. Fee waivers are voluntary and may be terminated at any time. There were no such waivers for the year ended October 31, 2006.

Citigroup Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.30% of the Fund's average daily net assets.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. There were no permanent differences for the year ended October 31, 2006.

The tax character of dividends paid during the years ended October 31, 2006 and 2005 was as follows:

                                      ORDINARY
                                       INCOME             TOTAL
                                     ----------        -----------
                  2006               $26,223,166       $26,223,166
                  2005                12,260,859        12,260,859

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
As of October 31, 2006, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income                                    $ 2,447,524
Capital Loss Carryforwards                                              (786)
Other Temporary Differences                                       (2,447,678)
                                                                 -----------
Total Accumulated Losses                                         $      (940)
                                                                 ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2006, the Fund had the following capital loss carryforwards:

                                            TOTAL CAPITAL
                              EXPIRES      LOSS CARRYFORWARD
                               2011       OCTOBER 31, 2006
                             ---------   --------------------
                               $786             $786

During the year ended October 31, 2006, the Fund utilized $30 in capital loss carryforwards that were used to offset capital gains.

As of October 31, 2006, the cost of securities for Federal tax purposes approximates the cost shown in the Schedule of Investments.

7. OTHER:

At October 31, 2006, the percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

                                          NO. OF                %
                                       SHAREHOLDERS         OWNERSHIP
                                       ------------       ------------
         Institutional Shares               1                  91%
         Service Class Shares               1                 100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
8. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

9. CONCENTRATION OF CREDIT RISK (UNAUDITED):

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The summary of credit quality rating for securities held by the Fund at October 31, 2006 is as follows:

                            S&P                           MOODY'S
                      ---------------                ---------------
                      AAA      100.0%                AAA      100.0%
                               ------                         ------
                               100.0%                         100.0%
                               ======                         ======

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of RegulationS-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former independent registered public accounting firm, KPMG LLP. The dismissal of KPMG LLP, effective upon its completion of its audits for the fiscal year ended October 31, 2005, and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's reports on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
The Shareholders and Board of Trustees of
Commerce Capital Treasury Obligations Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Commerce Capital Treasury Obligations Money Market Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the periods presented through October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Commerce Capital Treasury Obligations Money Market Fund of The Advisors' Inner Circle Fund at October 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


                                                         /s/Ernst & Young LLP

Philadelphia, Pennsylvania
December 20, 2006

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
                                   BEGINNING    ENDING                EXPENSES
                                    ACCOUNT     ACCOUNT   ANNUALIZED    PAID
                                     VALUE       VALUE      EXPENSE    DURING
                                   05/01/06    10/31/06     RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
 Institutional Class Shares        $1,000.00   $1,023.60     0.40%      $2.09
  Service Class Shares              1,000.00    1,021.00     0.90        4.64
HYPOTHETICAL 5% RETURN
 Institutional Class Shares        $1,000.00   $1,023.14     0.40%      $2.09
 Service Class Shares               1,000.00    1,020.62     0.90        4.63

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the


                                                                     TERM OF
                                               POSITION(S)          OFFICE AND
 NAME, ADDRESS,                                 HELD WITH           LENGTH OF
     AGE 1                                      THE TRUST         TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                                Chairman           (Since 1991)
60 yrs. old                                   of the Board
                                               of Trustees




--------------------------------------------------------------------------------





1Unless otherwise noted, the business address of each Trustee is SEI
 Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. 2Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-637-6884. The following chart lists Trustees and Officers as of November 15, 2006.

                                  NUMBER OF
                                 PORTFOLIOS
                               IN THE ADVISORS'
                              INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS             MEMBER           HELD BY BOARD MEMBER 30
--------------------------------------------------------------------------------



SEI employee 1974-present.            36          Trustee of The Advisors' Inner
Currently performs various                        Circle Fund II, Bishop Street
services on behalf of SEI                         Funds, SEI Asset Allocation
Investments for which Mr.                         Trust, SEI Daily Income Trust,
Nesher is compensated.                            SEI Index Funds. SEI
Executive Vice President of                       Institutional International
SEI Investments, 1986-1994.                       Trust, SEI Institutional
Director and Executive Vice                       Investments Trust, SEI
President of the Administrator                    Institutional Managed Trust,
and the Distributor, 1981-1994.                   SEI Liquid Asset Trust, SEI
                                                  Tax Exempt Trust, SEI
                                                  Opportunity Master Fund, L.P.,
                                                  SEI Opportunity Fund, L.P.,
                                                  SEI Global Master Fund, PLC,
                                                  SEI Global Assets Fund, PLC,
                                                  SEI Global Investments Fund,
                                                  PLC, SEI Investments Global,
                                                  Limited, SEI Investments
                                                  Global Fund Services Limited,
                                                  SEI Investments (Europe) Ltd.,
                                                  SEI Investments-Unit Trust
                                                  Management (UK) Limited, and
                                                  SEI Global Nominee Ltd.
--------------------------------------------------------------------------------




3Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     TERM OF
                                                 POSITION(S)        OFFICE AND
     NAME, ADDRESS,                               HELD WITH          LENGTH OF
         AGE 1                                    THE TRUST       TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
------------------------
WILLIAM M. DORAN                                   Trustee         (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old




--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS                                   Trustee         (Since 1993)
77 yrs. old




--------------------------------------------------------------------------------
JAMES M. STOREY                                    Trustee         (Since 1994)
75 yrs. old




--------------------------------------------------------------------------------
1Unless otherwise noted, the business address of each Trustee is SEI
 Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

                                  NUMBER OF
                                  PORTFOLIOS
                               IN THE ADVISORS'
                              INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS             MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------


Self Employed Consultant              36          Director of SEI Investments
since 2003. Partner,                              Company and SEI Investments
Morgan, Lewis & Bockius LLP                       Distribution Co., SEI
(law firm) from 1976-2003,                        Investments-Global Fund
counsel to the Trust, SEI                         Services, Limited, SEI
Investments, the                                  Investments Global Limited,
Administrator and the                             SEI Investments (Europe),
Distributor. Director of                          Limited, SEI Investments
SEI Investments since 1974;                       (Asia) Limited, SEI Asset
Secretary of SEI                                  Korea Co., Ltd. Trustee of The
Investments since 1978.                           Advisors' Inner Circle Fund
                                                  II, SEI Investments, Bishop
                                                  Street Funds, SEI Asset
                                                  Allocation Trust, SEI Daily
                                                  Income Trust, SEI Index Funds,
                                                  SEI Institutional
                                                  International Trust, SEI
                                                  Institutional Investments
                                                  Trust, SEI Institutional
                                                  Managed Trust, SEI Liquid
                                                  Asset Trust and SEI Tax Exempt
                                                  Trust.
--------------------------------------------------------------------------------


Private investor from 1987            36          Trustee of The Advisors' Inner
to present. Vice President                        Circle Fund and Bishop Street
and Chief Financial                               Funds.
officer, Western Company of
North America (petroleum
service company), 1980-1986.
President of Gene Peters and
Associates (import company),
1978-1980. President and
Chief Executive Officer of
Jos. Schlitz Brewing
Company before 1978.
--------------------------------------------------------------------------------
Attorney, Solo Practitioner           36          Trustee of The Advisors' Inner
since 1994. Partner, Dechert                      Circle Fund II, Bishop Street
September 1987-December 1993.                     Funds, SEI Asset Allocation
                                                  Trust, SEI Daily Income Trust,
                                                  SEI Index Funds, SEI
                                                  Institutional International
                                                  Trust, SEI Institutional
                                                  Investments Trust, SEI
                                                  Institutional Managed Trust,
                                                  SEI Liquid Asset Trust and SEI
                                                  Tax Exempt Trust, and the U.S.
                                                  Charitable Gift Trust.
--------------------------------------------------------------------------------
3Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e.,
 "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     TERM OF
                                                 POSITION(S)        OFFICE AND
     NAME, ADDRESS,                               HELD WITH          LENGTH OF
         AGE 1                                    THE TRUST       TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.                            Trustee         (Since 1999)
64 yrs. old


--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                                 Trustee         (Since 2005)
63 yrs. old


--------------------------------------------------------------------------------
CHARLES E. CARLBOM                                 Trustee         (Since 2005)
72 yrs. old


--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                                Trustee         (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------





1Unless otherwise noted, the business address of each Trustee is SEI
 Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. 2Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

                                  NUMBER OF
                                 PORTFOLIOS
                               IN THE ADVISORS'
                              INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS             MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------



Chief Executive Officer,              36          Trustee, State Street
Newfound Consultants, Inc.                        Navigator Securities Lending
since April 1997. General                         Trust, since 1995. Trustee of
Partner, Teton Partners,                          The Fulcrum Trust. Trustee of
L.P., June 1991-December                          the Advisors' Inner Circle
1996; Chief Financial                             Fund II, Bishop Street Funds,
Officer, Nobel Partners,                          SEI Asset Allocation Trust,
L.P., March 1991-December                         SEI Daily Income Trust, SEI
1996; Treasurer and Clerk,                        Index Funds, SEI Institutional
Peak Asset Management. Inc.,                      International Trust, SEI
since 1991.                                       Institutional Investments
                                                  Trust, SEI Institutional
                                                  Managed Trust, SEI Liquid
                                                  Asset Trust, SEI Tax Exempt
                                                  Trust, SEI Opportunity Master
                                                  Fund, L.P., and SEI
                                                  Opportunity Fund, L.P.
--------------------------------------------------------------------------------
Self-Employed Legal and               36          Trustee of The Advisors'
Financial Services                                Inner Circle Fund II and
Consultant since 2003.                            Bishop Street Funds.
State Street Bank Global
Securities and Cash
Operations from 1995 to
2003.
--------------------------------------------------------------------------------
Self-Employed Business                36          Director, Crown Pacific, Inc.
Consultant, Business                              Trustee of The Advisors'
Project Inc. since 1997.                          Inner Circle Fund II and
CEO and President, United                         Bishop Street Funds.
Grocers Inc. from 1997 to
2000.
--------------------------------------------------------------------------------
Retired.                              36          Director, Federal Agricultural
                                                  Mortgage Corporation. Trustee
                                                  of The Advisors' Inner Circle
                                                  Fund II and Bishop Street
                                                  Funds.
--------------------------------------------------------------------------------





3Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TERM OF
                                             POSITION(S)             OFFICE AND
  NAME, ADDRESS,                              HELD WITH               LENGTH OF
      AGE 1                                   THE TRUST             TIME SERVED
--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                            President             (Since 2003)
44 yrs. old




--------------------------------------------------------------------------------
MICHAEL LAWSON                             Controller and           (Since 2005)
46 yrs. old                            Chief Financial Officer


--------------------------------------------------------------------------------
RUSSELL EMERY                             Chief Compliance          (Since 2006)
43 yrs. old                                    Officer



--------------------------------------------------------------------------------
JAMES NDIAYE                               Vice President           (Since 2004)
38 yrs. old                                and  Secretary




--------------------------------------------------------------------------------
TIMOTHY D. BARTO                      Assistant Vice President      (Since 2000)
38 yrs. old                            and Assistant Secretary



--------------------------------------------------------------------------------
SOFIA ROSALA                          Assistant Vice President      (Since 2006)
32 yrs. old                            and Assistant Secretary




--------------------------------------------------------------------------------
NICOLE WELCH                                 AML Officer            (Since 2005)
29 yrs. old




--------------------------------------------------------------------------------
1The business address of each officer is SEI Investments Company, 1 Freedom
 Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

                                             NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                  MEMBER        HELD BY BOARD MEMBER
--------------------------------------------------------------------------------

Senior Operations Officer, SEI                 N/A                  N/A
Investments, Fund Accounting and
Administration (1996- present);
Assistant Chief Accountant for the
U.S. Securities and Exchange
Commission's Division of Investment
Management (1993-1996).
--------------------------------------------------------------------------------
Director, SEI Investments, Fund                N/A                  N/A
Accounting since July 2005. Manager,
SEI Investments AVP from April 1995
to February 1998 and November 1998
to July 2005.
--------------------------------------------------------------------------------
Director of Investment Product                 N/A                  N/A
Management and Development at SEI
Investments since February 2003.
Senior Investment Analyst, Equity
team at SEI Investments from March
2000 to February 2003.
--------------------------------------------------------------------------------
Employed by SEI Investments Company            N/A                  N/A
since 2004. Vice President, Deusche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius
LLP from 2000-2003. Counsel,
Assistant Vice President, ING
Variable Annuities Group from
1999-2000.
--------------------------------------------------------------------------------
General Counsel, Vice President and            N/A                  N/A
Assistant Secretary of SEI
Investments Global Funds Services
since 1999; Associate, Dechert (law
firm) from 1997-1999; Associate,
Richter, Miller & Finn (law firm)
from 1994-1997.
--------------------------------------------------------------------------------
Vice President and Assistant                   N/A                  N/A
Secretary of SEI Investments
Management Corp. and SEI Global
Funds Services since 2005.
Compliance Officer of SEI
Investments from 2001-2004. Account
and Product Consultant SEI Private
Trust Company, 1998-2001.
--------------------------------------------------------------------------------
Assistant Vice President and AML               N/A                  N/A
Compliance Officer of SEI
Investments since January 2005.
Compliance Analyst at TD Waterhouse
from January 2004 to November 2004.
Senior Compliance Analyst at UBS
Financial Services from October 2002
to January 2004. Knowledge
Management Analyst at
PricewaterhouseCoopers Consulting
from September 2000 to October 2002.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------
BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on August 8, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grows; and (v) whether fee levels reflect these economies of scale for the benefit of Funds investors, as discussed in further detail below. In addition, on September 19, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding the above factors in considering whether to amend the Advisory Agreement for the purpose of including the Commerce Capital Institutional Select Government Money Market Fund (the "Select Government Fund").

At the August meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser reviewed the investment objective of the Fund, asset flows and firm organizational matters. They also discussed portfolio characteristics, interest rate trends and market and performance information. The Trustees then discussed the written materials that the Board received before the

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser for each of the Funds, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board was provided with information regarding each of the Fund's performance, other than the Select Government Fund, since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared these Funds' performance to their respective benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Funds' performance was generally favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser, and fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds and concluded that such profit was not excessive. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Funds were sufficiently comparable to the average advisory fee paid by comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an October 31, 2006 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, the Fund is designating the following items with regard to distributions paid during the period ended October 31, 2006:

        ORDINARY                                QUALIFYING              U.S.
         INCOME                TOTAL             INTEREST            GOVERNMENT
      DISTRIBUTIONS        DISTRIBUTIONS        INCOME (1)          INTEREST (2)
      -------------        -------------        ----------          ------------
         100.00%              100.00%             93.84%               24.07%

(1)THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(2)"U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. FOR SHAREHOLDERS OF THE FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT, AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2006. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2006 FORM 1099-DIV.

                                      NOTES

                                      NOTES

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Fund described.


COM-AR-002-0100

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.